Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB LARGE CAP GROWTH FUND INC
Entity Central Index Key	0000889508
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000028342
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	APGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APGYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation and security selection were negative, which drove underperformance, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted from performance, while an overweight to communication services and underweights to consumer discretionary and real estate contributed. Security selection within industrials, consumer discretionary and health detracted, while selection within communication services, technology and consumer staples contributed to the Fund's absolute returns throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$10,385	$10,561	$10,435
07/17	$12,320	$12,256	$12,318
07/18	$15,120	$14,246	$15,132
07/19	$17,081	$15,384	$16,770
07/20	$22,021	$17,223	$21,774
07/21	$30,123	$23,500	$29,760
07/22	$25,760	$22,410	$26,210
07/23	$28,895	$25,327	$30,747
07/24	$36,035	$30,936	$39,029
07/25	$42,409	$35,989	$48,297

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	17.68%	14.00%	15.54%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 1000 Growth Index	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,503,262,935
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 127,310,383
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,503,262,935
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$127,310,383

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	40.9%
Communication Services	17.2%
Consumer Discretionary	12.8%
Health Care	10.8%
Financials	6.5%
Industrials	5.6%
Consumer Staples	4.7%
Materials	1.2%
Short-Term Investments	0.5%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,300,230,574	12.0%
Microsoft Corp.	$2,607,912,318	9.5%
Amazon.com, Inc.	$1,888,492,328	6.9%
Meta Platforms, Inc. - Class A	$1,879,569,802	6.8%
Broadcom, Inc.	$1,512,080,381	5.5%
Alphabet, Inc. - Class C	$1,498,078,622	5.4%
Netflix, Inc.	$1,266,505,372	4.6%
Visa, Inc. - Class A	$1,167,324,820	4.2%
Costco Wholesale Corp.	$682,350,594	2.5%
Eli Lilly & Co.	$652,871,992	2.4%
Total	$16,455,416,803	59.8%

Material Fund Change [Text Block]
C000028338
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class A
Trading Symbol	APGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APGAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation and security selection were negative, which drove underperformance, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted from performance, while an overweight to communication services and underweights to consumer discretionary and real estate contributed. Security selection within industrials, consumer discretionary and health detracted, while selection within communication services, technology and consumer staples contributed to the Fund's absolute returns throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 1000 Growth Index
07/15	$9,575	$10,000	$10,000
07/16	$9,919	$10,561	$10,435
07/17	$11,737	$12,256	$12,318
07/18	$14,369	$14,246	$15,132
07/19	$16,194	$15,384	$16,770
07/20	$20,826	$17,223	$21,774
07/21	$28,415	$23,500	$29,760
07/22	$24,236	$22,410	$26,210
07/23	$27,119	$25,327	$30,747
07/24	$33,737	$30,936	$39,029
07/25	$39,603	$35,989	$48,297

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	17.39%	13.72%	15.26%
Class A (with sales charges)	12.39%	12.73%	14.76%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 1000 Growth Index	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,503,262,935
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 127,310,383
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,503,262,935
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$127,310,383

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	40.9%
Communication Services	17.2%
Consumer Discretionary	12.8%
Health Care	10.8%
Financials	6.5%
Industrials	5.6%
Consumer Staples	4.7%
Materials	1.2%
Short-Term Investments	0.5%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,300,230,574	12.0%
Microsoft Corp.	$2,607,912,318	9.5%
Amazon.com, Inc.	$1,888,492,328	6.9%
Meta Platforms, Inc. - Class A	$1,879,569,802	6.8%
Broadcom, Inc.	$1,512,080,381	5.5%
Alphabet, Inc. - Class C	$1,498,078,622	5.4%
Netflix, Inc.	$1,266,505,372	4.6%
Visa, Inc. - Class A	$1,167,324,820	4.2%
Costco Wholesale Corp.	$682,350,594	2.5%
Eli Lilly & Co.	$652,871,992	2.4%
Total	$16,455,416,803	59.8%

Material Fund Change [Text Block]
C000028341
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class C
Trading Symbol	APGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APGCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.55%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation and security selection were negative, which drove underperformance, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted from performance, while an overweight to communication services and underweights to consumer discretionary and real estate contributed. Security selection within industrials, consumer discretionary and health detracted, while selection within communication services, technology and consumer staples contributed to the Fund's absolute returns throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 1000 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$10,282	$10,561	$10,435
07/17	$12,078	$12,256	$12,318
07/18	$14,676	$14,246	$15,132
07/19	$16,415	$15,384	$16,770
07/20	$20,951	$17,223	$21,774
07/21	$28,376	$23,500	$29,760
07/22	$24,024	$22,410	$26,210
07/23	$26,677	$25,327	$30,747
07/24	$32,942	$30,936	$39,029
07/25	$38,380	$35,989	$48,297

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	16.51%	12.87%	14.40%
Class C (with sales charges)	15.51%	12.87%	14.40%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 1000 Growth Index	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,503,262,935
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 127,310,383
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,503,262,935
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$127,310,383

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	40.9%
Communication Services	17.2%
Consumer Discretionary	12.8%
Health Care	10.8%
Financials	6.5%
Industrials	5.6%
Consumer Staples	4.7%
Materials	1.2%
Short-Term Investments	0.5%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,300,230,574	12.0%
Microsoft Corp.	$2,607,912,318	9.5%
Amazon.com, Inc.	$1,888,492,328	6.9%
Meta Platforms, Inc. - Class A	$1,879,569,802	6.8%
Broadcom, Inc.	$1,512,080,381	5.5%
Alphabet, Inc. - Class C	$1,498,078,622	5.4%
Netflix, Inc.	$1,266,505,372	4.6%
Visa, Inc. - Class A	$1,167,324,820	4.2%
Costco Wholesale Corp.	$682,350,594	2.5%
Eli Lilly & Co.	$652,871,992	2.4%
Total	$16,455,416,803	59.8%

Material Fund Change [Text Block]
C000028345
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class I
Trading Symbol	ALLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALLIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALLIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation and security selection were negative, which drove underperformance, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted from performance, while an overweight to communication services and underweights to consumer discretionary and real estate contributed. Security selection within industrials, consumer discretionary and health detracted, while selection within communication services, technology and consumer staples contributed to the Fund's absolute returns throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$10,395	$10,561	$10,435
07/17	$12,332	$12,256	$12,318
07/18	$15,136	$14,246	$15,132
07/19	$17,103	$15,384	$16,770
07/20	$22,042	$17,223	$21,774
07/21	$30,140	$23,500	$29,760
07/22	$25,767	$22,410	$26,210
07/23	$28,903	$25,327	$30,747
07/24	$36,036	$30,936	$39,029
07/25	$42,372	$35,989	$48,297

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	17.60%	13.96%	15.53%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 1000 Growth Index	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,503,262,935
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 127,310,383
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,503,262,935
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$127,310,383

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	40.9%
Communication Services	17.2%
Consumer Discretionary	12.8%
Health Care	10.8%
Financials	6.5%
Industrials	5.6%
Consumer Staples	4.7%
Materials	1.2%
Short-Term Investments	0.5%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,300,230,574	12.0%
Microsoft Corp.	$2,607,912,318	9.5%
Amazon.com, Inc.	$1,888,492,328	6.9%
Meta Platforms, Inc. - Class A	$1,879,569,802	6.8%
Broadcom, Inc.	$1,512,080,381	5.5%
Alphabet, Inc. - Class C	$1,498,078,622	5.4%
Netflix, Inc.	$1,266,505,372	4.6%
Visa, Inc. - Class A	$1,167,324,820	4.2%
Costco Wholesale Corp.	$682,350,594	2.5%
Eli Lilly & Co.	$652,871,992	2.4%
Total	$16,455,416,803	59.8%

Material Fund Change [Text Block]
C000159956
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class Z
Trading Symbol	APGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APGZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation and security selection were negative, which drove underperformance, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted from performance, while an overweight to communication services and underweights to consumer discretionary and real estate contributed. Security selection within industrials, consumer discretionary and health detracted, while selection within communication services, technology and consumer staples contributed to the Fund's absolute returns throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 1000 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$10,397	$10,561	$10,435
07/17	$12,349	$12,256	$12,318
07/18	$15,167	$14,246	$15,132
07/19	$17,151	$15,384	$16,770
07/20	$22,126	$17,223	$21,774
07/21	$30,285	$23,500	$29,760
07/22	$25,915	$22,410	$26,210
07/23	$29,090	$25,327	$30,747
07/24	$36,303	$30,936	$39,029
07/25	$42,728	$35,989	$48,297

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	17.69%	14.07%	15.63%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 1000 Growth Index	23.75%	17.27%	17.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,503,262,935
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 127,310,383
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,503,262,935
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$127,310,383

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	40.9%
Communication Services	17.2%
Consumer Discretionary	12.8%
Health Care	10.8%
Financials	6.5%
Industrials	5.6%
Consumer Staples	4.7%
Materials	1.2%
Short-Term Investments	0.5%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,300,230,574	12.0%
Microsoft Corp.	$2,607,912,318	9.5%
Amazon.com, Inc.	$1,888,492,328	6.9%
Meta Platforms, Inc. - Class A	$1,879,569,802	6.8%
Broadcom, Inc.	$1,512,080,381	5.5%
Alphabet, Inc. - Class C	$1,498,078,622	5.4%
Netflix, Inc.	$1,266,505,372	4.6%
Visa, Inc. - Class A	$1,167,324,820	4.2%
Costco Wholesale Corp.	$682,350,594	2.5%
Eli Lilly & Co.	$652,871,992	2.4%
Total	$16,455,416,803	59.8%

Material Fund Change [Text Block]